RELATED-PARTY TRANSACTIONS - Summary of Related Party Balances (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Current receivables	SFr 0.1	SFr 0.0
Long-term note receivables	0.0	0.0
Other non-current assets	0.2	0.0
Total assets	0.3	0.0
Accounts payable	0.0	0.0
Accrued other liabilities	0.0	0.0
Non-current related party loan	0.0	0.0
Other non-current liabilities	0.0	0.1
Total liabilities	0.0	0.1
LG
Disclosure of transactions between related parties [line items]
Current receivables	0.0	1.8
Long-term note receivables	0.0	0.0
Other non-current assets	0.0	0.0
Total assets	0.0	1.8
Accounts payable	0.0	0.3
Accrued other liabilities	0.0	20.4
Non-current related party loan	0.0	0.0
Other non-current liabilities	0.0	0.0
Total liabilities	SFr 0.0	SFr 20.7